Risk information - Corporate exposures by industry (GICS) (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2021	Dec. 31, 2020
Risk information
Gross exposure	kr 372.5	kr 359.5
Net exposure	372.5	359.5
Corporates
Risk information
Gross exposure	222.1	230.9
Net exposure	122.1	123.1
Corporates | IT and telecom
Risk information
Gross exposure	76.2	81.4
Net exposure	14.8	15.1
Corporates | Industrials
Risk information
Gross exposure	44.7	43.2
Net exposure	41.6	42.1
Corporates | Consumer goods
Risk information
Gross exposure	32.3	37.9
Net exposure	27.5	27.3
Corporates | Financials
Risk information
Gross exposure	23.4	25.6
Net exposure	16.1	10.7
Corporates | Materials
Risk information
Gross exposure	21.8	24.3
Net exposure	10.1	19.0
Corporates | Utilities
Risk information
Gross exposure	19.5	12.0
Net exposure	9.2	4.8
Corporates | Healthcare
Risk information
Gross exposure	2.8	4.8
Net exposure	2.5	3.8
Corporates | Energy
Risk information
Gross exposure	1.2	1.2
Net exposure	0.1	0.1
Corporates | Other
Risk information
Gross exposure	0.2	0.5
Net exposure	kr 0.2	kr 0.2